VOYA INVESTORS TRUST

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

(the "Portfolios")

Supplement dated February 25, 2022

to the Portfolios' Adviser Class, Institutional Class, Service Class and Service 2 Class

Prospectus, dated May 1, 2021

(the "Prospectus")

Effective January 1, 2022, T. Ritson Ferguson, CFA no longer serves as a portfolio manager for the Portfolios. Effective January 1, 2022, Kenneth S. Weinberg, CFA was added as a portfolio manager for VY® Clarion Global Real Estate Portfolio.

Effective immediately, the Prospectus is revised as follows:

1.All references to T. Ritson Ferguson, CFA as a portfolio manager for the Portfolios are hereby deleted in their entirety.

2.The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the VY® Clarion Global Real Estate Portfolio's Summary Section is deleted in its entirety and replaced with the following.

Portfolio Managers
Christopher S. Reich, CFA	Joseph P. Smith, CFA
Portfolio Manager (since 01/20)	Portfolio Manager (since 02/07)
Kenneth S. Weinberg, CFA
Portfolio Manager (since 01/22)

3.The sub-section of the Prospectus entitled "Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® Clarion Global Real Estate Portfolio" is amended to add the following paragraph:

Kenneth S. Weinberg, CFA, Global Portfolio Manager, joined CBRE in 2004.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

(the "Portfolios")

Supplement dated February 25, 2022

to the Portfolios' Adviser Class, Institutional Class, Service Class and Service 2 Class

Statement of Additional Information, dated May 1, 2021

(the "SAI")

Effective January 1, 2022, T. Ritson Ferguson, CFA no longer serves as a portfolio manager for the Portfolios. Effective January 1, 2022, Kenneth S. Weinberg, CFA was added as a portfolio manager for VY® Clarion Global Real Estate Portfolio.

Effective immediately, the SAI is revised as follows:

1.All references to T. Ritson Ferguson, CFA as a portfolio manager for the Portfolios are hereby deleted in their entirety.

2.The sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – VY® Clarion Global Real Estate Portfolio and VY® Clarion Real Estate Portfolio – Other Accounts Managed" is deleted in its entirety and replaced with the following:

Other Accounts Managed

The following table sets forth the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2021:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies			Vehicles
Portfolio	Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Accounts		Accounts		Accounts
Jonathan D.	3	$2,379,070,462	7	$762,007,697	5	$364,419,623
Miniman, CFA
Christopher S.	2	$1,596,646,072	0	$0	101	$453,582,105
Reich, CFA
Joseph P.	8	$6,406,643,328	10	$1,371,098,490	202	$2,465,984,598
Smith, CFA
Kenneth S.	5	$3,975,716,534	2	$ 343,314,952	193	$2,419,949,391
Weinberg, CFA

1Three of these accounts with total assets of $199,670,408 have performance-based advisory fees.

2Five of these accounts with total assets of $263,096,056 have performance-based advisory fees.

3Four of these accounts with total assets of $217,060,850 have performance-based advisory fees.

3.The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities – VY® Clarion Global Real Estate Portfolio" is amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Kenneth S. Weinberg, CFA1	None

1 As of December 31, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE